Supplement to the Spartan® U.S. Treasury Money Market Fund, Spartan U.S. Government Money Market Fund and Spartan Money Market Fund June 20, 2001 Prospectus

The following information replaces the first paragraph in the "Fee Table" section on page 6.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund are based on historical expenses, adjusted to reflect current fees.

The following information replaces the similar information found in the "Fee Table" section on page 7.

Annual fund operating expenses (paid from fund assets)

Spartan U.S. Treasury Money Market Market	Management fee	0.42%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.01%
	Total annual fund operating expenses	0.43%
Spartan U.S. Government Money Market Money Market	Management fee	0.42%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.42%
Spartan Money Market	Management fee	0.42%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.42%

SMF-01-01 July 1, 2001
1.713587.104

Through arrangements with Spartan U.S. Treasury Money Market's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses for Spartan U.S. Treasury Money Market would have been 0.42%.

The following information replaces the similar information found in the "Fee Table" section on page 8.

		Sell All Shares	Hold Shares
Spartan U.S. Treasury Money Market Market	1 year	$ 49	$ 44
	3 years	$ 143	$ 138
	5 years	$ 246	$ 241
	10 years	$ 547	$ 542
Spartan U.S. Government Money Market Money Market	1 year	$ 48	$ 43
	3 years	$ 140	$ 135
	5 years	$ 240	$ 235
	10 years	$ 535	$ 530
Spartan Money Market	1 year	$ 48	$ 43
	3 years	$ 140	$ 135
	5 years	$ 240	$ 235
	10 years	$ 535	$ 530

The following information replaces the information found in the "Fund Management" section on page 19.

Each fund's annual management fee rate is 0.42% of its average net assets.

On July 1, 2001, FMR reduced the management fee rate for the funds from 0.45% to 0.42%.

SUPPLEMENT TO THE

SPARTAN® U.S. TREASURY MONEY MARKET FUND
SPARTAN U.S. GOVERNMENT MONEY MARKET FUND
SPARTAN MONEY MARKET FUND

June 20, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the 2001 row found in the hypothetical investment table for each fund in the "Performance" section beginning on page 11.

SPARTAN U.S. TREASURY MONEY MARKET					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 5,704	$ 0	$ 15,704	$ 41,369	$ 46,439	$ 13,084

SPARTAN U.S. GOVERNMENT MONEY MARKET					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,053	$ 0	$ 16,053	$ 41,369	$ 46,439	$ 13,084

SPARTAN MONEY MARKET					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,255	$ 0	$ 16,255	$ 41,369	$ 46,439	$ 13,084

The following information replaces the similar information found in the "Management Contracts" section beginning on page 19.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.42% of the fund's average net assets throughout the month.

The following information supplements the table found under the heading "Management Fees" in the "Management Contracts" section on page 19.

On July 1, 2001, FMR reduced the management fee rate paid by the funds from 0.45% to 0.42%.

SMFB-01-01 July 1, 2001
1.713588.104